Revenue from contracts with customers - Assets and liabilities related to contracts with customers (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of the year	£ (211,405)	£ (203,975)
Recognized in revenue during the year	205,490	198,628
Cash received/amounts invoiced during the year	(207,578)	(206,058)
Contract liabilities - deferred revenue at end of the year	(213,493)	(211,405)
Current contract assets and contract liabilities
Revenue from contracts with customers
Contract assets - accrued revenue at beginning of the year	19,528	39,778
Recognized in revenue during the year	26,446	19,528
Cash received/amounts invoiced during the year	(18,811)	(39,778)
Contract assets - accrued revenue at end of the year	27,163	19,528
Contract liabilities - deferred revenue at beginning of the year	(205,490)	(198,628)
Recognized in revenue during the year	205,490	198,628
Cash received/amounts invoiced during the year	(207,578)	(206,058)
Reclassified between current and non-current during the year	(3,236)	568
Contract liabilities - deferred revenue at end of the year	(210,814)	(205,490)
Non-current contract assets and contract liabilities
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of the year	(5,915)	(5,347)
Reclassified between current and non-current during the year	3,236	(568)
Contract liabilities - deferred revenue at end of the year	£ (2,679)	£ (5,915)